Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Functional and presentation currency

2.1 Functional and presentation currency

The financial statements of each subsidiary included in the consolidation are prepared using the functional currency of the primary economic environment in which it operates.

These consolidated financial statements are converted and presented in U.S dollar (US$). The Group selected the US$ as its presentation currency to facilitate a more direct comparison to other competitors.

Foreign currencies

2.2 Foreign currencies

Transactions in foreign currencies other than an entity’s functional currency are initially measured in the functional currency of the entity using the exchange rate effective at the date of each transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the closing exchange rate at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income, under the caption “Finance income” or “Finance expense”.

Translation of subsidiaries financial statements

2.3 Translation of subsidiaries financial statements

The consolidated financial statements of foreign subsidiaries are prepared using each subsidiary’s respective functional currency. The results and financial position of all entities with a functional currency different from its ultimate parent’s functional currency (R$) have been translated to R$ and then these financial statements have been translated from the parent´s functional currency (R$) into the Group’s presentation currency (US$). As follows:

(i) assets and liabilities are translated at the current rate at the date of each closing period;

(ii) income and expenses are translated at the average rate at the date of each closing period; and

(iii) all exchange rate translation differences are recognized in other comprehensive income (loss) and are presented in the statement of comprehensive income (loss) as foreign currency translation adjustments.

New standards, amendments and interpretations

2.4 New standards, amendments and interpretations

a. Standards, amendments and interpretations recently issued and adopted by the Group

IAS 21 – Effects of changes in exchange rates and translation of financial statements.

As of January 1, 2025, this amendment establishes the accounting requirements for when a functional currency cannot be converted into other currencies. In such cases, the Group is required to utilize the most recent observable exchange rate to translate the results and financial position of the foreign operation into its presentation currency. The entity must also disclose this exchange rate, the date on which it was observed, and the reasons why the currency is not exchangeable. The Group has not identified any impacts as a result of this change.

b. New standards, amendments and interpretations that are not yet effective

IFRS 18 - Presentation and Disclosure of Financial Statements.

As of January 1, 2027, IFRS 18 will replace IAS 1 Presentation of Financial Statements. The new standard introduces the following main new requirements:

●	Companies are required to classify all income and expenses into five categories in the income statement: operating, investing, financing, discontinued operations, and income tax. Entities are also required to present a newly defined operating profit subtotal. The entities’ net income will not change.
●	Management defined performance measures, which are disclosed in a single note in the financial statements.
●	Enhanced guidance will be provided on how to group information in the financial statements.

All entities are required to use the subtotal of operating profit as the starting point for the cash flow statement when presenting operating cash flows using the indirect method.

The Group is currently evaluating the impact of the new standard and, if material, will adjust the disclosure in accordance with the standard’s requirements in the annual financial statements.